Leasing (Tables)	12 Months Ended
Dec. 31, 2024
Leasing
Schedule of Discount Rates

The discount rates were obtained based on incremental borrowing rate, as follows:

Incremental borrowing rate	Annual rate (%)	Monthly rate (%)
Contracts entered – 2023 (1)
Up to seven years	6.82	0.55
Eight to nine years	6.90	0.56
Ten to twelve years	6.99	0.57
Thirteen to twenty-two years	7.19	0.58

Contracts entered – 2024 (1)
Up to five years	6.78	0.55
Six to eleven years	6.68	0.56
Sixteen to thirty years	6.73	0.57

(1)	Monthly the Company calculates the addition to the rate to be applied to the new contracts. For the purposes of publication, these are presented at the average rates used.

Schedule of Right of Use Asset

Changes in the right of use asset are as follows:

	Real estate property	Vehicles	Total
Balances at December 31, 2022	214	115	329
Amortization (1)	(12)	(37)	(49)
Right of use acquired in a business combination	8	-	8
Disposals (contracts terminated)	(8)	(5)	(13)
Addition	31	24	55
Remeasurement (2)	13	55	68
Balances at December 31, 2023	246	152	398
Amortization (1)	(15)	(43)	(58)
Business combination adjustment	1	-	1
Disposals (contracts terminated)	(7)	(4)	(11)
Addition	31	8	39
Remeasurement (2)	8	10	18
Balances at December 31, 2024	264	123	387

(1)

Amortization of the Right of Use recognized in the Statement of income is net of use of the credits of PIS/Pasep and Cofins taxes on payments of rentals, a total R$0.835 in 2024 (R$0.719 in 2023). The weighted average annual amortization rates are 6.18% for real estate and 35.95% for vehicles.

(2)	The Company has identified events giving rise to revaluation and modifications of their principal contracts. The leasing liabilities are restated with adjustment to the asset of Right of Use.

Schedule of Lease Liabilities

The changes in the lease liabilities are as follows:

Balances at December 31, 2022	354
Addition	55
Lease liability received in the business combination	3
Accrued interest	38
Payment of principal portion of lease liability	(67)
Payment of interest	(5)
Disposals (contracts terminated)	(13)
Remeasurement (2)	68
Balances at December 31, 2023	433
Addition	39
Accrued interest (1)	28
Payment of principal portion of lease liability	(72)
Payment of interest	(6)
Disposals (contracts terminated)	(11)
Remeasurement (2)	18
Balances at December 31, 2024	429
Current liabilities	79
Non-current liabilities	350

(1)

Financial expenses recognized in the Statement of income are net of incorporation of the credits for PIS/Pasep and Cofins taxes on payments of rentals, in the amounts of R$1 in 2024 (R$2 on December 31, 2023).

(2)	The Company identified events that give rise to restatement and modifications of their principal contracts; the leasing liability was remeasured with an adjustment to the asset of Right of Use.

Schedule of Embedded Leasing Consideration

The potential right to recovery of PIS/Pasep and Cofins taxes embedded in the leasing consideration, according to the periods specified for payment, is as follows:

Cash flow	Nominal	Adjusted to present value
Consideration for the leasing	659	429
Potential PIS/Pasep and Cofins (9.25%)	36	21

Schedule of Maturity of Lease Contracts

The cash flows of the leasing contracts are, in their majority, updated by the IPCA inflation index, annually. Below is an analysis of maturity of lease contracts:

2025	78
2026	88
2027	65
2028	28
2029	25
2030 at 2048	376
Undiscounted values	660
Embedded interest	(231)
Lease liabilities	429